Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations [Abstract]
Discontinued Operations

Note 8 — Discontinued Operations

As of December 31, 2015, the Company’s management decided to close its Saudi Arabia legal entity as business activities and operations have been strategically shifted according to the business plan of the Company.

In accordance with ASC topic 360 “Property, Plant and Equipment”, the Company has classified the assets and liabilities as discontinued assets and liabilities in the accompanying consolidated financial statements.

The major categories of assets and liabilities held for sale in the condensed consolidated balance sheets at March 31, 2017 and December 31, 2016 (in thousands):

	March 31, 2017	December 31, 2016
Assets
Accounts receivable, net	1	1
Notes and other receivables	8	8
Other assets	14	14
Total Current Assets	23	23

Other assets	—	—
Total Assets	$23	$23

Liabilities and Stockholders’ Equity

Current Liabilities
Accounts payable	$178	$178
Accrued liabilities	908	904
Deferred revenue	236	236
Due to related party	2	1
Short-term debt	722	722
Total Current Liabilities	2,046	2,041

Long Term Liabilities	—	—

Total Liabilities	$2,046	$2,041

The Company has entered into surety bonds with a financial institution in Saudi Arabia which guaranteed performance on certain contracts. Deposits for surety bonds amounted to $0 as of March 31, 2017 and December 31, 2016, as a reserve was placed against the deposit balance during the year ended December 31, 2016 due to the uncertainty of when the bond will be released.

The Company did not recognize any depreciation or amortization expense related to discontinued operations during the three months ended March 31, 2017 and 2016. There were no significant capital expenditures or non-cash operating or investing activities of discontinued operations during the periods presented. The operations of Sysorex Arabia were insignificant for the three months ended March 31, 2017 and 2016.

End of Service Indemnity Provision

In accordance with local labor laws, Sysorex Arabia is required to accrue benefits payable to its employees at the end of their services with Sysorex Arabia. For the three months ended March 31, 2017 and 2016, no amounts were required to be accrued under this provision.

Note 13 — Discontinued Operations

As of December 31, 2015, the Company’s management decided to close its Saudi Arabia legal entity as business activities and operations have been strategically shifted according to the business plan of the Company.

In accordance with ASC topic 360 “Property, Plant and Equipment”, the Company has elected to classify the assets and liabilities as discontinued assets and liabilities in the accompanying consolidated financial statements.

The major categories of assets and liabilities held for sale in the consolidated balance sheets at December 31, 2016 and 2015 (in thousands):

	December 31, 2016	December 31, 2015
Assets
Accounts receivable, net	1	1
Notes and other receivables	8	8
Other assets	14	763
Total Current Assets	23	772

Other assets	—	—
Total Assets	$23	$772

Liabilities and Stockholders’ Equity

Current Liabilities
Accounts payable	$178	$178
Accrued liabilities	904	888
Deferred revenue	236	236
Due to related party	1	2
Short-term debt	722	722
Total Current Liabilities	2,041	2,026

Long Term Liabilities	—	—

Total Liabilities	$2,041	$2,026

The Company has entered into surety bonds with a financial institution in Saudi Arabia which guaranteed performance on certain contracts. Deposits for surety bonds amounted to $0 and $749,000 (which was a significant portion of the loss from discontinued operations) as of December 31, 2016 and 2015, respectively. During the year ended December 31, 2016 a reserve was placed against the deposit balance due to the uncertainty of when the bond will be released. Deposits are included on the consolidated balance sheets in assets held for sale during the year ended December 31, 2015.

The Company did not recognize any depreciation or amortization expense related to discontinued operations during the years ended December 31, 2016 or 2015. There were no significant capital expenditures or non-cash operating or investing activities of discontinued operations during the periods presented. The operations of Sysorex Arabia were insignificant for the years ended December 31, 2016 and 2015.

End of Service Indemnity Provision

In accordance with local labor laws, Sysorex Arabia LLC is required to accrue benefits payable to the employees of the Company at the end of their services with the Company. For the years ended December 31, 2016 and 2015, no amounts were required to be accrued under this provision.